General and administrative expenses (Details) - Schedule of general and administrative expenses - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of general and administrative expenses [Abstract]
Advertising and marketing expenses	€ 17,566	€ 1,210	€ 2,529
Bad debt expenses	5,261
Bank and other charges	4,424	2,718	719
Cleaning expenses	8,888	9,250
Depreciation	96,311	68,881	3,040
Director’s emoluments (included in note 19)	118,699	58,164	80,660
Entertainment expenses	33,651	13,172	428
Insurance	3,190	1,680
Listing fee	47,464
Office supplies and administrative expenses	10,453	36,158	1,307
Professional and consultancy services - third parties	643,825	47,020	6,045
Professional and consultancy services - related parties	46,000
Expenses on short term leases	2,951	3,597	1,210
Sponsorship - related party	100,000	30,000	15,000
Staff costs	38,993
Stamp duties and other taxes	5,214	2,089	315
Subscriptions	427	5,454	9,469
Transportation and accommodation	39,466	11,613	10,688
Utilities	3,344	1,729
Other administrative expenses	72,746	23,934	18,807
General and administrative expenses, total	€ 1,298,873	€ 316,669	€ 150,217